EARNINGS PER SHARE (Tables)	9 Months Ended
Sep. 30, 2020
EARNINGS PER SHARE
Schedule of Earnings Per Share

	For the nine months ended September 30,
	2019	2020
	RMB	RMB
Numerator:
Net income	531,623,920	697,923,426
Less: Net income attributable to non-controlling interests	(2,465,293)	(90,588,368)
Net income attributable to JinkoSolar’s ordinary shareholders	529,158,627	607,335,058
Dilutive effects of call option	—	(214,320,278)
Dilutive effects of convertible senior notes	4,791,666	—
Numerator for diluted income per share	533,950,293	393,014,780

Denominator:
Denominator for basic earnings per share - weighted average number of ordinary shares outstanding	166,612,951	178,150,798
Dilutive effects of share options	2,051,705	1,394,526
Dilutive effects of call option	—	(7,500,000)
Dilutive effects of convertible senior notes	8,919,270
Denominator for diluted calculation - weighted average number of ordinary shares outstanding	177,583,926	172,045,324

Basic earnings per share attributable to JinkoSolar’s ordinary shareholders	3.18	3.41
Diluted earnings per share attributable to JinkoSolar’s ordinary shareholders	3.01	2.28